     As filed with the Securities and Exchange Commission on July 29, 1998


                                            1933 Act Registration No.  333-52965
                                                                       ---------
                                            1940 Act Registration No.   811-8767
                                                                        --------



                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549



                                   FORM N-1A



       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [_]



                 Pre-Effective Amendment No.    1      [X]
                                              -----    ---
               Post-Effective Amendment No.  ______    [_]

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]

                              Amendment No.     1
                                              -----


                     MITCHELL HUTCHINS INSTITUTIONAL SERIES
               (Exact name of registrant as specified in charter)



                          1285 Avenue of the Americas
                           New York, New York  10019
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                           DIANNE E. O'DONNELL, Esq.
                    Mitchell Hutchins Asset Management Inc.
                          1285 Avenue of the Americas
                           New York, New York  10019
                    (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, Esq.
                            BENJAMIN J. HASKIN, Esq.
                           Kirkpatrick & Lockhart LLP
                 1800 Massachusetts Avenue, N.W., Second Floor
                          Washington, D.C.  20036-1800
                           Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered:  Shares of Beneficial Interest

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                     MITCHELL HUTCHINS INSTITUTIONAL SERIES

                       Contents of Registration Statement



This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                     Mitchell Hutchins Institutional Series


                        Form N-1A Cross Reference Sheet


          Part A Item No. and Caption                  Prospectus Caption
          ---------------------------                  ------------------
      1.  Cover Page                                   Cover Page

      2.  Synopsis                                     Highlights; Expense Table

      3.  Condensed Financial Information              Performance

      4.  General Description of Registrant            Highlights; Investment Objective and Policies; General
                                                       Information

      5.  Management of the Fund                       Management and Distribution Arrangements; General
                                                       Information

      5A. Management's Discussion of Fund              Not Applicable
          Performance

      6.  Capital Stock and Other Securities           Purchases; Redemptions; Dividends and Taxes; General
                                                       Information

      7.  Purchase of Securities Being Offered         Purchases, Exchanges, Redemptions; Management and
                                                       Distribution Arrangements; Financial Intermediaries;
                                                       Determining the Shares' Net Asset Value

      8.  Redemption or Repurchase                     Exchanges; Redemptions; Financial Intermediaries

      9.  Pending Legal Proceedings                    Not Applicable


          Part B Item No. and Caption                  Statement of Additional Information Caption
          ---------------------------                  --------------------------------------------------
     10.  Cover Page                                   Cover Page

     11.  Table of Contents                            Table of Contents

     12.  General Information and History              Not Applicable

     13.  Investment Objective and Policies            Investment Policies and Restrictions; Portfolio Transactions

     14.  Management of the Fund                       Trustees and Officers; Principal Holders of Securities

     15.  Control Persons and Principal Holders of     Trustees and Officers; Principal Holders of Securities
          Securities

     16.  Investment Advisory and Other Services       Investment Advisory, Administration and Distribution
                                                       Arrangements

     17.  Brokerage Allocation                         Portfolio Transactions

     18.  Capital Stock and Other Securities           Other Information

     19.  Purchase, Redemption and Pricing of          Additional Information Regarding Redemptions; Valuation of
          Securities Being Offered                     Shares

     20.  Tax Status                                   Taxes



          Part B Item No. and Caption                  Statement of Additional Information Caption
          ---------------------------                  --------------------------------------------------
     21.  Underwriters                                 Investment Advisory, Administration and Distribution
                                                       Arrangements

     22.  Calculation of Performance Data              Calculation of Yield

     23.  Financial Statements                         To Be Supplied


Part C
------

  Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                    MITCHELL HUTCHINS LIR SELECT MONEY FUND

            1285 AVENUE OF THE AMERICAS . NEW YORK, NEW YORK 10019

Professionally managed money market fund seeking:

  . Maximum Current Income

  . High Liquidity

  . Preservation of Capital

Mitchell Hutchins LIR Select Money Fund is a series of Mitchell Hutchins Institutional Series, a Delaware business trust ("Trust"). The Fund offers two separate classes of shares--Institutional shares and Financial Intermediary shares. Institutional shares are available for purchase primarily by institutional investors. Financial Intermediary shares are available for purchase by banks and other financial intermediaries for the benefit of their customers. The Fund is newly organized and has no operating history.

This Prospectus concisely sets forth information that a prospective investor should know about the Fund before investing. Please retain this Prospectus for
future reference. A Statement of Additional Information dated        , 1998
(which is incorporated by reference herein) has been filed with the Securities and Exchange Commission ("SEC" or "Commission"). The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting the Fund, your PaineWebber Investment Executive or PaineWebber's correspondent firms, or by calling toll free 1-888-LIR-FUND. Customers of banks and other financial intermediaries that purchase the Fund's Financial Intermediary shares also may obtain the Statement of Additional Information from their financial intermediaries. In addition, the Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding registrants that file electronically with the Commission.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

             Not FDIC insured. May lose value. No bank guarantee.


-------------------------------------------------------------------------------

  THE  SECURITIES AND EXCHANGE  COMMISSION HAS  NOT APPROVED OR  DISAPPROVED
     THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
       REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        PROSPECTUS DATED        , 1998

                                   HIGHLIGHTS

  See elsewhere in the Prospectus for more information on the topics discussed in these highlights.

The Fund:           Professionally managed money market fund designed primarily for institutions as an economical and convenient means for the investment of short-term funds that they hold for their own account or hold or manage for others.

                    The Fund offers investors the choice of investing in two separate classes of shares.

                    . Institutional shares are available for purchase primarily by institutional investors.

                    . Financial Intermediary shares are available for purchase solely by banks and other financial intermediaries for the benefit of their customers. Financial Intermediary shares bear all fees payable by the Fund to those financial intermediaries for certain services they provide to the beneficial owners of those shares.

                    See "Purchases," "Redemptions," "Financial Intermediaries" and "Valuation of Shares."


Investment          Maximum current income consistent with liquidity and the
 Objective and      preservation of capital. The Fund invests in a diversified
 Policies:          portfolio of high quality, short-term, U.S. dollar-
                    denominated money market instruments.

Distributor:        PaineWebber Incorporated ("PaineWebber"). See "Management."



Investment          Mitchell Hutchins Asset Management Inc. ("Mitchell
 Adviser:           Hutchins"). See "Management."

Purchases:          Shares may be purchased through PaineWebber, its
                    correspondent firms or through First Data Investor Services
                    Group, Inc., the Fund's transfer agent ("Transfer Agent").
                    See "Purchases."

Redemptions:        Shares may be redeemed through PaineWebber, its
                    correspondent firms or the Transfer Agent. See
                    "Redemptions."

Dividends:          Declared daily and paid monthly. All dividends are
                    automatically paid in Fund shares unless the shareholder elects instead to have dividends transmitted by federal funds wire to either a designated bank account or PaineWebber account. See "Dividends and Taxes."


Minimum Initial     $10,000,000; $100,000 minimum for subsequent purchases.
 Purchase:          (Financial intermediaries may establish different minimums for their customers who purchase shares through them.)

Public Offering     Net asset value, which the Fund seeks to maintain at $1.00
 Price:             per share.

  WHO SHOULD INVEST. The Fund is designed primarily for institutions as an economical and convenient means for the investment of short-term funds that they hold for their own account or hold or manage for others. These institutions include corporations, banks, trust companies, insurance companies, investment counsellors, pension funds, employee benefit plans, professional firms, trusts, estates and educational, religious and charitable organizations. See "Purchases" and "Management."

  RISK FACTORS. There can be no assurance that the Fund will achieve its investment objective. While the types of money market securities in which the Fund invests generally are considered to have low risk of loss of principal or interest, these securities are not completely risk free. The Fund may invest in U.S. dollar-denominated securities of foreign issuers, which may present a greater degree of risk than investments in securities of domestic issuers. During periods when interest rates are declining or rising, the Fund's yield will tend to lag behind prevailing short-term market rates. Redemption of shares by one or more shareholders during the Fund's initial period of operations when the Fund may have a relatively small number of investors may cause the Fund to hold a higher portion of its assets in the securities of fewer issuers, resulting in greater risk. See "Investment Objective and Policies--Other Investment Policies and Risks."

  EXPENSES OF INVESTING IN THE FUND. The following tables are intended to assist investors in understanding the expenses associated with investing in the Fund. "Miscellaneous Expenses" have been estimated for the current fiscal year.

                        SHAREHOLDER TRANSACTION EXPENSES

Sales charge on purchases of shares........................................ None
Sales charge on reinvested dividends....................................... None
Redemption fee or deferred sales charge.................................... None

                         ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                     ---------------------------
                                                                     FINANCIAL
                                                     INSTITUTIONAL INTERMEDIARY
                                                        SHARES        SHARES
                                                     ------------- -------------
Management Fees ...................................          0.18%         0.18%
Other Expenses:
 Shareholder Servicing Fees........................   0.00%         0.25%
 Miscellaneous Expenses*...........................   0.00%         0.00%
Total Other Expenses ..............................          0.00%         0.25%
                                                            ------        ------
Total Operating Expenses ..........................          0.18%         0.43%
                                                            ======        ======

--------

* Although the Fund pays the fees and expenses (including counsel fees) of its Independent Trustees (the Trustees who are not "interested persons" of the Fund or Mitchell Hutchins, as defined in the Investment Company Act of 1940 ("1940 Act")), Mitchell Hutchins is contractually obligated to reduce its management fee in an amount equal to these fees and expenses. It is esti-mated that these fees and expenses will be less than 0.01% of the Fund's av-erage net assets.

                       EXAMPLE OF EFFECT OF FUND EXPENSES

  An investor would pay directly or indirectly the following expenses on a $1,000 investment in the Fund, assuming a 5% annual return:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
  Institutional shares...........................................  $2      $ 6
  Financial Intermediary shares..................................  $4      $14

  This Example assumes that all dividends are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. The above tables and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds; the assumed 5% annual return is not a prediction of, and does not represent, the Fund's projected or actual performance.

  THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND THE FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

INVESTMENT OBJECTIVE AND POLICIES

  The Fund's investment objective is to earn maximum current income consistent with liquidity and the preservation of capital.

  The Fund seeks to maintain a dollar-weighted average portfolio maturity of 90 days or less. All securities in which the Fund invests have or are deemed to have remaining maturities of 397 days or less on the date of purchase.

  The Fund invests in high quality, short-term, U.S. dollar-denominated money market instruments of U.S. and foreign issuers. These instruments include gov-ernment securities, obligations of banks, commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other enti-ties, corporate bonds and notes, variable and floating rate securities, fund-ing agreements, guaranteed investment contracts, variable amount master demand notes, participation interests in any of the foregoing and repurchase agree-ments. Participation interests are pro rata interests in securities held by others.

  The U.S. government securities in which the Fund may invest include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies and instrumental-ities, including securities that are supported by the full faith and credit of the United States (such as Government National Mortgage Association certifi-cates ("GNMAs")), securities supported primarily or solely by the creditwor-thiness of the issuer (such as securities of the Resolution Funding Corpora-tion and the Tennessee Valley Authority) and securities that are supported primarily or solely by specific pools of assets and the creditworthiness of a U.S. government-related issuer (such as mortgage-backed securities issued by Fannie Mae, also known as the Federal National Mortgage Association).

  The Fund may invest in obligations (including certificates of deposit, bank-ers' acceptances and similar obligations) of U.S. and foreign banks. The Fund may invest in non-negotiable time deposits of banks, savings associations and similar depository institutions only if the time deposits have maturities of seven days or less.

  The securities purchased by the Fund consist only of obligations that are "First Tier Securities" as defined in Rule 2a-7 under the 1940 Act. As so de-fined, First Tier Securities include securities that are rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or by a single NRSRO if only one NRSRO has as-signed the obligation a short-term rating. The Fund also may rely on the short-term rating and credit quality of a guarantee of a security (including bond insurance, letters of credit or unconditional demand features) or the is-suer of the guarantee to determine whether the security is eligible for pur-chase. First Tier Securities also include unrated securities if Mitchell Hutchins has determined the obligations to be of comparable quality to rated securities that so qualify. The Fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than securities issued by the U.S. government, its agencies and instrumentalities).

OTHER INVESTMENT POLICIES AND RISKS

  RISKS. While the types of money market instruments in which the Fund invests generally are considered to have low risk of loss of principal or interest, they are not completely risk free. An issuer or guarantor may be unable or un-willing to pay interest or repay principal on its obligations for many rea-sons, including adverse changes in its own financial condition or in economic conditions generally.

  The Fund's investments in U.S. dollar-denominated securities of foreign is-suers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic develop-ments, possible withholding taxes, seizure of foreign deposits, currency con-trols, interest limitations or other governmental restrictions that might af-fect the payment of principal or interest on the Fund's portfolio securities. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.

  During periods when interest rates are declining or rising, the Fund's yield will tend to lag behind prevailing short-term market rates. This means that in periods of declining interest rates the Fund's yield will tend to be somewhat higher than prevailing short-term market rates, and in periods of rising in-terest rates its yield generally will be somewhat lower. Also, when interest rates are falling, net cash inflows from the continuous sale of the Fund's shares are likely to be invested in portfolio instruments that produce lower yields than the balance of its portfolio, thereby reducing its yield. In periods of rising interest rates the opposite can be true.

  Redemption of shares by one or more shareholders during the Fund's initial period of operations, when the Fund may have a relatively small number of in-vestors, may cause the Fund to hold a higher portion of its assets in the se-curities of fewer issuers.

  YEAR 2000 RISKS. Like other mutual funds, financial and business organiza-tions around the world, the Fund could be adversely affected if the computer systems used by Mitchell Hutchins, other service providers and entities with computer systems that are linked to the Fund's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." Mitchell Hutchins is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that is uses and to obtain satis-factory assurances that comparable steps are being taken by the Fund's other major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

  U.S. GOVERNMENT SECURITIES. The Fund may also acquire custodial receipts that evidence ownership of future interest payments, principal payments or both that have been "stripped" from certain U.S. Treasury notes or bonds. These custodial receipts are known by various names, including "Treasury In-vestment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"). The Fund may also invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Trea-sury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

  COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. The Fund may purchase commercial paper, which includes short-term obligations issued by corpora-tions, partnerships, trusts or other entities to finance short-term credit needs. The Fund may also purchase non-convertible debt obligations with no more than 397 days remaining to maturity at the time of purchase. Short-term obligations issued by trusts or special purpose entities may include certifi-cates or notes that represent participations in or are backed by pools of mortgages or credit card, automobile or other types of receivables or finan-cial assets. The Fund may invest in funding agreements and guaranteed invest-ment contracts issued by insurance companies which are obligations of the in-surance company or its separate account. Funding agreements permit the invest-ment of varying amounts under a direct agreement between the Fund and an in-surance company and provide that the principal amount may be increased from time to time (subject to specified maximums) by agreement of the parties or decreased by either party. The Fund expects to invest in funding agreements with floating or variable rates that are subject to demand features that per-mit the Fund to tender its interest back to the issuer.

  VARIABLE AND FLOATING RATE SECURITIES. The Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months is-sued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, the Fund may purchase variable and floating rate securities of other issuers with remaining maturities in excess of 13 months if they are subject to a demand feature exercisable within 13 months or less. The yield on these securities is adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different ad-justment rates. A demand feature gives the Fund the right to tender them back to the issuer or a remarketing agent and receive the amortized cost of the se-curity plus accrued interest prior to maturity. The demand feature may be backed by letters of credit or other liquidity support arrangements provided by banks or other financial institutions, whose credit standing affects the credit quality of the obligation. Changes in the credit quality of these in-stitutions could cause losses to the Fund and affect its share price.

  VARIABLE AMOUNT MASTER DEMAND NOTES. Securities purchased by the Fund may include variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the Fund and the issuer. The principal amount of these notes may be increased from time to time by the parties (sub-ject to specified maximums) or decreased by the Fund or the issuer. These notes are payable on demand and may be unrated.

  REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the Fund purchases obligations from banks, securities dealers or their respective affiliates and simultaneously commits to resell the obligations to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund maintains custody of the underlying obliga-tions prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains sepa-rate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon de-mand is, in effect, secured by such obligations.

  Repurchase agreements carry certain risks not associated with direct invest-ments in securities, including possible decline in the market value of the un-derlying obligations. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the counterparty or a guarantor becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition of the collater-al. The Fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins to present mini-mal credit risks in accordance with guidelines established by the board.

  LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to quali-fied broker-dealers or institutional investors in an amount up to 33 1/3% of the Fund's total assets. Lending securities enables the Fund to earn addi-tional income, but could result in a loss or delay in recovering these securi-ties.

  ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in il-liquid securities. These include repurchase agreements maturing in more than seven days and securities whose disposition is restricted under the federal securities laws, other than those that Mitchell Hutchins has determined to be liquid pursuant to guidelines established by the board. The Fund does not con-sider securities that are eligible for resale under SEC Rule 144A to be illiq-uid if Mitchell Hutchins has determined them to be liquid in accordance with procedures approved by the board. The Fund's investments in Rule 144A securi-ties could increase the level of its illiquidity, however, to the extent that qualified institutional buyers, for a time, become uninterested in purchasing these securities.

  WHEN-ISSUED SECURITIES. The Fund may purchase securities on a "when-issued" or forward commitment basis, that is, for delivery beyond the normal settle-ment date at a stated price and yield. The Fund generally would not pay for such securities or start earning interest on them until they are received. However, when the Fund purchases securities on a when-issued basis, it immedi-ately assumes the risks of ownership, including the risk of price fluctuation. Failure by the issuer to deliver a security purchased on a when-issued basis may result in a loss or missed opportunity to make an alternative investment.

  OTHER INVESTMENT POLICIES. The Fund may borrow money from banks for tempo-rary purposes in an aggregate amount not exceeding 33 1/3% of the value of its total assets. The costs associated with borrowing money may reduce the Fund's net income. The Fund may invest up to 10% of its total assets in the securi-ties of other money market funds.

  The Fund's investments in securities with remaining maturities in excess of 13 months, such as variable and floating rate securities and variable amount master demand notes, must comply with conditions established by the SEC under which these securities may be considered to have remaining maturities of 13 months or less.

  In managing the Fund's portfolio, Mitchell Hutchins may employ a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the composition and the weighted average maturity of the Fund's portfolio based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins may also seek to improve the Fund's yield by purchasing or selling securities to take advantage of yield disparities among similar or dissimilar money market instruments that regularly occur in the money markets.

  New forms of money market instruments continue to be developed. The Fund may invest in such instruments to the extent consistent with its investment objective.

  The Fund's investment objective may not be changed without the approval of its shareholders. Certain other investment limitations, as described in the Statement of Additional Information, also may not be changed without share-holder approval. All other investment policies may be changed by the board without shareholder approval.

PURCHASES

  The Fund accepts the settlement of purchase orders only in available federal funds. ("Federal funds" are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of an-other bank in one day and thus may be made immediately available to the Fund through its custodian.)

  The Fund offers investors the choice of investing in two separate classes of shares--Institutional shares and Financial Intermediary shares. Institutional shares are available for purchase by institutional investors, and, at the dis-cretion of PaineWebber, for purchase by individuals or other entities. Finan-cial Intermediary shares are available for purchase only by banks and other financial intermediaries for the benefit of their customers. Financial Inter-mediary shares bear all fees payable by the Fund to those financial intermedi-aries for certain services they provide to the beneficial owners of these shares.

  The minimum initial investment is $10,000,000. The minimum subsequent investment is the greater of $100,000 or the minimum required to bring a shareholder's account balance to $10,000,000 if the account has fallen below that amount. Both the initial minimum investment and the subsequent minimum investment may be waived at the discretion of PaineWebber. Subsequent pur-chases of shares by a shareholder whose account balance has fallen below $10,000,000 will be accepted only if the account balance will be at least $10,000,000 after that purchase. Financial intermediaries purchasing shares for the accounts of their customers may set a higher or lower minimum for ini-tial and subsequent investments by their customers, provided that when their customers' shareholdings are aggregated, the above noted minimums are met. In-vestors interested in purchasing Financial Intermediary shares should consult their financial institutions concerning any initial or subsequent minimum in-vestment requirements.

  Shares of the Fund are offered for sale, without a sales charge, at the net asset value per share next determined after receipt and acceptance of a pur-chase order by the Transfer Agent, subject to timely receipt of federal funds as provided below. An investor can place a purchase order by telephoning the Transfer Agent at 1-888-LIR-FUND and speaking with a representative. Investors may also place an order through a PaineWebber Investment Executive or corre-spondent firm who must then relay the order to the Transfer Agent. The Fund effects orders to purchase its shares three times on each Business Day at the net asset value determined as of 12:00 noon (Eastern time), as of 2:30 p.m. (Eastern Time) and as of 5:00 p.m. (Eastern time). For the purchase of Fund shares to be effected on that Business Day, the investor must wire federal funds to the Fund, care of the Transfer Agent, and that wire must be credited to the Fund's bank account by a Federal Reserve Bank on that Business Day. Otherwise, the order will be executed on the following Business Day if federal funds have been received on that Business Day. Purchase orders may be initi-ated by any authorized party on the account, including the shareholder's PaineWebber Investment Executive. A "Business Day" is any day on which the New York offices of the Trust's custodian, The Bank of New York ("Custodian"), the Transfer Agent, PaineWebber and PaineWebber's bank are all open for business.

  The Fund and PaineWebber reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

  The availability of Fund shares to customers of PaineWebber's correspondent firms may vary depending on the arrangements between PaineWebber and such firms.

  Investors who are purchasing shares should instruct their banks to transfer federal funds by wire. Wire transfers should be directed to:

                  Mitchell Hutchins Institutional Funds
                           c/o The Bank of New York

                            CR DDA A/C #8900337516
                               FFC PW A/C #
             [insert PaineWebber account name and account number]
                                ABA #021000018

  Unless the investor otherwise specifies, all shares purchased will be Insti-tutional shares.

  REMOTE TRADE ENTRY. At its discretion, the Fund may offer eligible institu-tional investors who meet certain conditions an electronic trade order entry
(RTE) capability. For more information on this option, please contact your PaineWebber Investment Executive or the Transfer Agent at 1-888-LIR-FUND. PaineWebber and/or an investor's bank may impose a service charge for wire transfers.

EXCHANGES

  Shareholders may exchange shares of the Fund for shares of the same class of any of the three Liquid Institutional Reserves funds--Money Market Fund, Gov-ernment Securities Fund and Treasury Securities Fund. These funds all have higher total operating expenses than the Fund and lower minimums for initial and subsequent purchases. Exchange orders from Fund shareholders received by 12:00 noon, Eastern time, with respect to Government Securities Fund and Trea-sury Securities Fund are effected on that Business Day. Exchange orders from Fund shareholders received by 2:30 p.m., Eastern time, with respect to Money Market Fund also are effected on that Business Day. Exchange orders received after those times are executed on the next Business Day. If a shareholder ex-changes all his or her Fund shares, the dividends accrued on those shares for the month to date also will be invested in the shares of the other fund into which the exchange is made.

  Shareholders may place exchange orders by telephoning the Transfer Agent at 1-888-LIR-FUND and speaking with a representative. Investors may also place an exchange order through a PaineWebber Investment Executive or correspondent firm, who must then relay the order to the Transfer Agent as noted above. Ex-change orders may be initiated by any authorized party on a shareholder's ac-count, including the shareholder's PaineWebber Investment Executive.

The exchange privilege may be modified or terminated at any time and, when re-quired by SEC rules, on 60 days' notice. The exchange privilege is available only in those jurisdictions where the sale of the fund shares to be acquired is authorized.

  AUTOMATIC EXCHANGE WHEN ACCOUNTS FALL BELOW $10,000,000. If, at any time, the total investment in a shareholder's account has been less than $10,000,000 for 30 consecutive days, the Fund may exchange those shares for shares of Liq-uid Institutional Reserves Money Market Fund unless the shareholder has elected in its account application to have the shares redeemed and the pro-ceeds of redemption paid to the shareholder.

REDEMPTIONS

  Shareholders may redeem all or any portion of the shares in their accounts at any time at the net asset value per share next computed after the receipt of a redemption request in proper form by the Transfer Agent. Redemption or-ders are effected three times on each Business Day at the net asset value de-termined as of 12:00 noon (Eastern time), 2:30 p.m. (Eastern time) and as of 5:00 p.m. (Eastern time) by telephoning the Transfer Agent at 1-888-LIR-FUND and speaking with a representative. Investors may also place an order through a PaineWebber Investment Executive or correspondent firm which must then relay the order to the Transfer Agent by the time noted above. Redemption orders may be initiated by any authorized party on a shareholder's account, including the shareholder's PaineWebber Investment Executive. Redemption proceeds will be paid by federal funds wired to one or more of the bank accounts that have been designated by the shareholder, normally on the Business Day the redemption re-quest is accepted. If a shareholder redeems all the shares owned, dividends accrued for the month to date will be paid in federal funds and wired at the same time to the bank account(s) designated by the shareholder.

  Redemption requests placed later in the day--especially between 3:30 p.m. and 5:00 p.m., Eastern time--will be processed by the Transfer Agent and a wire will be initiated. However, receipt by the shareholder's designated bank account may be delayed if a Federal Reserve Bank is experiencing delays in transfers of funds. Neither the Fund nor the Transfer Agent is responsible for the performance of a shareholder's receiving bank or any of its intermediar-ies.

  A properly completed account application with signature guaranteed or other authentication acceptable to the Transfer Agent must be on file with the Transfer Agent before a redemption request can be processed. The application requires that the shareholder designate the bank account(s) or PaineWebber ac-count to which redemption proceeds should be wired. Any change in the account designated must be submitted in a form deemed acceptable by the Transfer Agent. If the information provided by a shareholder in a redemption request does not correspond to the information on the application, the Trans-fer Agent will not effect the transaction.

  ADDITIONAL INFORMATION ON REDEMPTIONS. Shareholders with questions about re-demption requirements should consult their PaineWebber Investment Executives, correspondent firms or the Transfer Agent at 1-888-LIR-FUND. Shareholders will earn dividends on redeemed shares up to (but not including) the day of redemp-tion. The redemption price may be more or less than the purchase price, de-pending on the market value of the Fund's portfolio; however, the Fund antici-pates that its net asset value per share will normally be $1.00 per share. See "Valuation of Shares."

  There is no minimum amount for redemptions.

  ADDITIONAL INFORMATION ON FINANCIAL INTERMEDIARY SHARES. The Fund's shares are sold and redeemed without charge by the Fund. Financial intermediaries purchasing or holding Financial Intermediary shares for their customer ac-counts may charge customers for cash management and other services provided in connection with their accounts, including, for instance, account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to beneficial owners of Financial In-termediary shares will be lower than those on Institutional shares by the amount of fees paid by the Fund for services provided by financial intermedi-aries through which those shares are purchased and held. See "Financial Inter-mediaries." A customer should consider the terms of his or her account with a financial intermediary before purchasing shares. A financial intermediary pur-chasing or redeeming shares on behalf of its customers is responsible for transmitting orders to the Transfer Agent in accordance with its customer agreements and the procedures noted above.

VALUATION OF SHARES

  The Fund uses its best efforts to maintain its net asset value at $1.00 per share. The Fund's net asset value per share is determined by dividing the value of its investments and other assets minus its liabilities by the number of Fund shares outstanding. The net asset value per share for each class is determined three times each Business Day at 12:00 noon (Eastern time), 2:30 p.m. (Eastern time) and 5:00 p.m. (Eastern time).

  The Fund values its portfolio securities using the amortized cost method of valuation, under which market value is approximated by amortizing the differ-ence between the acquisition cost and value at maturity of an instrument on a straight-line basis over its remaining life. All cash, receivables and current payables are carried at their face value. Other assets are valued at fair value as determined in good faith by or under the direction of the board.

DIVIDENDS AND TAXES

  DIVIDENDS. Each Business Day, the Fund declares as dividends all of its net investment income. Shares are entitled to receive dividends beginning on the date the purchase order is accepted; dividends are accrued to shareholder accounts daily and are paid on the last Business Day of the month or upon re-demption of a shareholder's entire Fund account. Dividends are automatically paid in additional Fund shares unless the shareholder elects instead to have dividends transmitted by federal funds wire to either a designated bank ac-count or PaineWebber account. A shareholder must notify the Transfer Agent in writing in a form deemed acceptable by the Transfer Agent at least two Busi-ness Days prior to the end of the month if the shareholder wishes to change this election with respect to a particular monthly dividend. Shares do not earn dividends on the day of redemption.

  The Fund distributes its net short-term capital gain, if any, annually but may make more frequent distributions of such gain if necessary to maintain its net asset value per share at $1.00 or to avoid income or excise taxes. The Fund does not expect to realize net long-term capital gain and thus does not anticipate payment of any long-term capital gain distributions. Dividends paid on both classes of shares are calculated at the same time and in the same man-ner. Dividends on Financial Intermediary shares are expected to be lower than those paid on Institutional shares because of the higher expenses borne by the Financial Intermediary shares.

  TAXES. The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain, if any) that it distributes to its shareholders.

  Dividends from the Fund's investment company taxable income (whether paid in cash or in additional Fund shares) are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. The Fund's dividends will not qualify for the dividends-received deduc-tion for corporations.

  Some states and localities exempt from their income taxes the portions of the Fund's dividends that are attributable to interest on U.S. Treasury secu-rities and certain other U.S. government securities. Dividends attributable to earnings on repurchase agreements and securities loans involving those securi-ties are, as a general rule, not eligible for that exemption.

  The Fund notifies its shareholders following the end of each calendar year of the tax status of all distributions paid (or deemed paid) during that year. The notice sent by the Fund specifies the portions of its dividends that are attributable to U.S. Treasury securities and other U.S. government securities generally exempt from state and local income taxes.

  The Fund is required to withhold 31% of all dividends payable to any indi-viduals and certain other noncorporate shareholders who (1) do not provide the Fund with a correct taxpayer identification number or (2) otherwise are sub-ject to backup withholding.

  ADDITIONAL INFORMATION. The foregoing is only a summary of some of the im-portant federal, state and local income tax considerations generally affecting the Fund and its shareholders; see the Statement of Additional Information for a further discussion. There may be other federal, state and local tax consid-erations applicable to a particular investor. Prospective shareholders are urged to consult their tax advisers.

MANAGEMENT AND DISTRIBUTION ARRANGEMENTS

  The board, as part of its overall management responsibility, oversees vari-ous organizations responsible for the Fund's day-to-day management. Mitchell Hutchins, the Fund's investment adviser and administrator, makes and imple-ments all investment decisions and supervises all aspects of its operations.

  The Fund incurs various expenses in its operations, such as the management fee paid to Mitchell Hutchins, custody and transfer agency fees, shareholder service fees paid for Financial Intermediary shares, professional fees, ex-penses of board and shareholder meetings, fees and expenses relating to regis-tration of its shares, taxes and governmental fees, fees and expenses of trustees, costs of obtaining insurance, expenses of printing and distributing shareholder materials, organizational expenses and extraordinary expenses, in-cluding costs or losses in any litigation.

  Mitchell Hutchins has agreed to bear all expenses of the Fund other than the management fee, shareholder service fees paid for Financial Intermediary shares, fees and expenses (including counsel fees) of the Independent Trust-ees, interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses. For its services and its bearing these expenses, the Fund pays Mitchell Hutchins a monthly fee at the annual rate of 0.18% of its average daily net assets. Al-though Mitchell Hutchins is not obligated to pay the fees and expenses of the Independent Trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses.

  Mitchell Hutchins is located at 1285 Avenue of the Americas, New York, New York 10019, and is a wholly owned asset management subsidiary of PaineWebber. PaineWebber, the distributor of the Fund's shares, is located at the same ad-dress and is wholly owned by Paine Webber Group Inc., a publicly owned finan-cial services holding company. At June 30, 1998, Mitchell Hutchins was invest-ment adviser or sub-adviser to 32 registered investment companies with 69 sep-arate portfolios and aggregate assets of approximately $40.3 billion.

  In accordance with procedures adopted by the board, the Fund may pay fees to PaineWebber for its services as lending agent in its portfolio securities lending program. Mitchell Hutchins investment personnel may engage in securi-ties transactions for their own accounts pursuant to a code of ethics that es-tablishes procedures for personal investing and restricts certain transac-tions.

FINANCIAL INTERMEDIARIES

  Financial intermediaries, such as banks and savings associations, may pur-chase Financial Intermediary shares for the accounts of their customers. The Fund has adopted a shareholder services plan ("Plan") with respect to Finan-cial Intermediary shares. PaineWebber implements the Plan on behalf of the Trust by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares requiring it to provide support services to its customers who are the beneficial owners of Financial Interme-diary shares.

  Under the Plan, the Fund pays PaineWebber an annual fee at the annual rate of 0.25% of the average daily net asset value of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under each service agreement, PaineWebber pays an identical fee to the financial in-termediary for providing the support services to its customers specified in the service agreement. These services may include: aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with PaineWebber; providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; processing dividend payments on behalf of customers; providing information pe-riodically to customers showing their positions in Financial Intermediary shares; arranging for bank wires; responding to customer inquiries relating to the services performed by the financial intermediary; providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting; forwarding shareholder commu-nications from the Fund to customers, if required by law; and such other simi-lar services as the Fund may reasonably request from time to time to the ex-tent the financial intermediary is permitted to do so under federal and state statutes, rules and regulations.

  Under the terms of the service agreements, financial intermediaries are re-quired to provide to their customers a schedule of any additional fees that they may charge customers in connection with their investments in Financial Intermediary shares. Financial Intermediary shares are available for purchase only by financial intermediaries that have entered into service agreements with PaineWebber in connection with their investment. Financial intermediaries providing services to beneficial owners of Financial Intermediary shares in certain states may be required to be registered as dealers under the laws of those states.

  Should future legislative, judicial or administrative action prohibit or re-strict the activities of banks serving as financial intermediaries in connec-tion with the provision of support services to their customers, the Trust and PaineWebber might be required to alter or discontinue their arrangements with financial intermediaries and change their method of operations with respect to Financial Intermediary shares. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset values per share or result in a financial loss to any shareholder.

  Conflict of interest restrictions may apply to a financial institution's re-ceipt of compensation from the Fund through PaineWebber under a service agree-ment resulting from fiduciary funds being invested in Financial Intermediary shares. Before investing fiduciary funds in Financial Intermediary shares, fi-nancial intermediaries, including investment advisers and other money managers under the jurisdiction of the SEC, the Department of Labor or state securities commissions and banks regulated by the Comptroller of the Currency should con-sult their legal advisors.

PERFORMANCE INFORMATION

  From time to time the Fund may advertise its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not in-tended to indicate future performance. The "current yield" of the Fund is the income on an investment in the Fund over a specified seven-day period. This income is then "annualized" (that is, assumed to be earned each week over a 52-week period) and shown as a percentage of the investment. The "effective yield" is calculated similarly, but when annualized the income earned is as-sumed to be reinvested. The "effective yield" will be higher than the "current yield" because of the compounding effect of this assumed reinvestment.

  Current yield and effective yield are calculated separately for Institu-tional shares and Financial Intermediary shares. Since holders of Financial Intermediary shares bear all service fees for the services rendered by finan-cial intermediaries, the net yield on Financial Intermediary shares can be ex-pected at any given time to be approximately 0.25% lower than the net yield on Institutional shares. Any additional fees directly assessed by financial intermediaries will have the effect of further reducing the net yield realized by a beneficial owner of Fi-nancial Intermediary shares.

  The Fund may also advertise other performance data, which may consist of the annual or cumulative return (including realized net short-term capital gain, if any) earned on a hypothetical investment in the Fund since it began opera-tions or for shorter periods. This return data may or may not assume reinvest-ment of dividends (compounding).

GENERAL INFORMATION

  The Fund is a newly organized, diversified series of the Trust, an open-end management investment company formed on April 29, 1998 as a business trust un-der the laws of Delaware. The board has authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share.

  Each share of the Fund has equal voting, dividend and liquidation rights, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries and bear the related service fees.

  The Fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders.

  Shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a trustee by vote cast in person or by proxy at a meet-ing called for that purpose. The trustees are required to call a meeting of shareholders of the Trust for the purposes of voting upon the question of re-moval of any trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

  Shareholders of the Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumula-tive and, as a result, the holders of more than 50% of the shares of the Trust may elect all of its trustees. The shares of the Fund will be voted together, except that only the shareholders of a particular class of the Fund may vote on matters affecting only that class. Financial intermediaries holding shares for their own accounts must undertake to vote the shares in the same propor-tions as the vote of shares held for their customers. As of the date of this Prospectus, Mitchell Hutchins is the sole shareholder of the Fund and may be deemed a controlling person of the Fund until additional investors purchase Fund shares.

  CERTIFICATES. To avoid additional operating expenses and for investor conve-nience, share certificates are not issued. Ownership of shares of the Fund is recorded on a share register by the Transfer Agent, and shareholders have the same rights of ownership with respect to such shares as if certificates had been issued.

  REPORTS. Shareholders will receive audited annual and unaudited semiannual financial statements of the Fund. All purchases and redemptions of Fund shares are confirmed to shareholders at least quarterly.

  CUSTODIAN AND TRANSFER AGENT. The Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the Fund's assets. First Data Investor Services Group, Inc., whose principal business address is 4400 Computer Drive, Westborough, Massachusetts 01581-5159, is the Fund's transfer and dividend disbursing agent.

   Mitchell Hutchins
   LIR Select
   Money
   Fund


          , 1998

                                                                       S629
TABLE OF CONTENTS

Highlights..................................................................  2
Investment Objective and Policies...........................................  4
Purchases...................................................................  7
Exchanges...................................................................  8
Redemptions.................................................................  8
Valuation of Shares.........................................................  9
Dividends and Taxes.........................................................  9
Management and Distribution Arrangements.................................... 10
Financial Intermediaries.................................................... 11
Performance Information..................................................... 11
General Information......................................................... 12


--------------------------------------------------------------------------------

Investors should rely only on the information contained or referred to in this Prospectus. The Fund and its distributor have not authorized anyone to provide investors with information that is different. This Prospectus is not an offer to sell shares of the Fund in any jurisdiction where the Fund or its distributor may not lawfully sell those shares.


     PaineWebber
     (C)1998 PaineWebber Incorporated

                    MITCHELL HUTCHINS LIR SELECT MONEY FUND

                          1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019



  Mitchell Hutchins LIR Select Money Fund ("Fund") is a diversified series of Mitchell Hutchins Institutional Series ("Trust"), an open-end investment company organized as a Delaware business trust. The Fund seeks maximum current income consistent with liquidity and the preservation of capital and invests in a diversified portfolio of high quality, short-term, U.S. dollar-denominated money market instruments. The Fund offers two separate classes of shares Institutional shares and Financial Intermediary shares. The Fund is newly organized and has no operating history.

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), serves as the Fund's investment adviser and administrator. PaineWebber serves as distributor of the Fund's shares.

  This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Fund's current Prospectus, dated _______________, 1998. A copy of the Prospectus may be obtained by contacting any PaineWebber Investment Executive or correspondent firm or by calling 1-888-LIR-FUND. Customers of banks and other financial intermediaries that purchase the Fund's Financial Intermediary shares may obtain the Prospectus from their financial intermediaries. This Statement of Additional Information is dated __________, 1998.

                      INVESTMENT POLICIES AND RESTRICTIONS

  The following supplements the information contained in the Prospectus concerning the Fund's investment policies and limitations.

  YIELDS AND RATINGS OF MONEY MARKET INVESTMENTS. The yields on the money market instruments in which the Fund invests (such as U.S. government securities, bank obligations, commercial paper and other short-term obligations) are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of nationally recognized statistical rating organizations ("NRSROs") represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by the Fund, an issue may cease to be rated or its rating may be reduced.

  The Fund may only purchase securities at are "First Tier Securities." To qualify as a First Tier Security, a security must either be (1) rated in the highest short-term rating category by at least two NRSROs, (2) rated in the highest short-term rating category by a single NRSRO if only that NRSRO has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in terms of priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by Mitchell Hutchins to be of comparable quality. If a security in the Fund's portfolio ceases to be a First Tier Security or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any NRSRO, Mitchell Hutchins or the Trust's board of trustees ("board") will consider whether the Fund should continue to hold the obligation. A First Tier Security rated in the highest short-term rating category by a single NRSRO at the time of purchase that subsequently receives a rating below the highest rating category from a different NRSRO may continue to be considered a First Tier Security.

  REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a Fund purchases securities or other obligations and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities or other obligations. The Fund maintains custody of the underlying securities or obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such securities or obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed upon additional amount. The difference between the total amount to be received upon repurchase of the securities or obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in the Fund's net investment income.

  ILLIQUID SECURITIES. The Fund may not invest more than 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities or other assets that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued them and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined to be liquid pursuant to guidelines established by the board. To the extent the Fund invests in illiquid securities, it may not be able readily to liquidate such investments and may have to sell other investments if necessary to raise cash to meet its obligations.

  Restricted securities are not registered under the Securities Act of 1933 ("1933 Act") and may be sold only in privately negotiated or other exempted transactions or after a 1933 Act registration statement has become effective. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

  However, not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, however, could affect adversely the marketability of such portfolio securities, and the Fund might be unable to dispose of such securities promptly or at favorable prices.

  The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins, pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of restricted securities held by the Fund and reports periodically on such decisions to the board.

  FLOATING RATE AND VARIABLE RATE DEMAND INSTRUMENTS. The Fund may invest in floating rate and variable rate securities with demand features. A demand feature gives the Fund the right to sell the securities back to a specified party, usually a remarketing agent, on a specified date, at a price equal to their amortized cost value plus accrued interest. A demand feature is often backed by a letter of credit, guarantee or other liquidity support arrangement from a bank or other financial institution that may be drawn upon demand, after specified notice, for all or any part of the exercise price of the demand feature. Generally, the Fund intends to exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain the Fund's portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the Fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate obligations.

  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. As stated in the Prospectus, the Fund may purchase securities on a "when-issued" or "delayed delivery" basis. A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the Fund's net asset value. When the Fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "Investment Policies and Restrictions-- Segregated Accounts."

  SEGREGATED ACCOUNTS. When the Fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, the Fund will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions.

  LENDING OF PORTFOLIO SECURITIES. The Fund is authorized to lend up to 33 1/3% of its total assets to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains acceptable collateral with the Fund's custodian, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. The Fund may reinvest the cash collateral in money market instruments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any of its loans at any time. The Fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.

  Pursuant to procedures approved by the board governing the Fund's securities lending program, PaineWebber has been retained to serve as lending agent for the Fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent.

  OTHER POLICIES. The Fund will not invest in the following instruments during the coming year: options, futures, currency contracts, swap transactions and short sales "against the box."

  FUNDAMENTAL INVESTMENT LIMITATIONS. The following fundamental investment limitations cannot be changed for the Fund without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

  The Fund will not:

     (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

         The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

         The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

     (3) issue senior securities or borrow money, except as permitted under the Investment Company Act of 1940 ("1940 Act") and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The following investment restrictions may be changed by the board without shareholder approval.

  The Fund will not:

     (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (2) engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (3) purchase securities of other investment companies, except to the extent permitted by the 1940 Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange or as a result of reorganization, consolidation or merger.

     (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

     (5) invest more than 10% of its net assets in illiquid securities.

             TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS OF SECURITIES

  The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:


                                         Position with                      Business Experience;
       NAME AND ADDRESS*; AGE                TRUST                          OTHER DIRECTORSHIPS
------------------------------------  -------------------  ------------------------------------------------------
Margo N. Alexander**; 51                  Trustee and      Mrs. Alexander is president, chief executive officer
                                           President       and a director of Mitchell Hutchins (since January
                                                           1995), and an executive vice president and a director
                                                           of PaineWebber (since March 1984).  Mrs. Alexander is
                                                           president and a director or trustee of 31 investment
                                                           companies for which Mitchell Hutchins or PaineWebber
                                                           serves as investment adviser.

Richard Q. Armstrong; 63                    Trustee        Mr. Armstrong is chairman and principal of RQA
78 West Brother Drive                                      Enterprises (management consulting firm) (since April
Greenwich, CT 06830                                        1991 and principal occupation since March 1995).  Mr.
                                                           Armstrong was chairman of the board, chief executive
                                                           officer and co-owner of Adirondack Beverages
                                                           (producer and distributor of soft drinks and
                                                           sparkling/still waters) (October 1993-March 1995). He
                                                           was a partner of The New England Consulting Group
                                                           (management consulting firm) (December 1992-September
                                                           1993).  He was managing director of LVMH U.S.
                                                           Corporation (U.S. subsidiary of the French luxury
                                                           goods conglomerate, Louis Vuitton Moet Hennessey
                                                           Corporation) (1987-1991) and chairman of its wine and
                                                           spirits subsidiary, Schieffelin & Somerset Company
                                                           (1987-1991).  Mr. Armstrong is a director or trustee
                                                           of 30 investment companies for which Mitchell
                                                           Hutchins or PaineWebber serves as investment adviser.

E. Garrett Bewkes, Jr.**; 71              Trustee and      Mr. Bewkes is a director of Paine Webber Group Inc.
                                        Chairman of the    ("PW Group") (holding company of PaineWebber and
                                       Board of Trustees   Mitchell Hutchins).  Prior to December 1995, he was a
                                                           consultant to PW Group.  Prior to 1988, he was
                                                           chairman of the board, president and chief executive
                                                           officer of American Bakeries Company.  Mr. Bewkes is
                                                           also a director of Interstate Bakeries Corporation
                                                           and NaPro BioTherapeutics, Inc.  Mr. Bewkes is a
                                                           director or trustee of 31 investment companies for
                                                           which Mitchell Hutchins or PaineWebber serves as
                                                           investment adviser.


                                         Position with                      Business Experience;
       NAME AND ADDRESS*; AGE                TRUST                          OTHER DIRECTORSHIPS
------------------------------------  -------------------  ------------------------------------------------------
Richard R. Burt; 51                         Trustee        Mr. Burt is chairman of IEP Advisors, Inc.
1101 Connecticut Avenue, N.W.                              (international investments and consulting firm)
Washington, D.C. 20036                                     (since March 1994) and a partner of McKinsey &
                                                           Company (management consulting firm) (since 1991).
                                                           He is also a director of Archer-Daniels-Midland Co.
                                                           (agricultural commodities). Hollinger International
                                                           Co, (publishing), Homestake Mining Corp., Powerhouse
                                                           Technologies, Inc. and Wierton Steel Corp  He was the
                                                           chief negotiator in the Strategic Arms Reduction
                                                           Talks with the former Soviet Union (1989-1991) and
                                                           the U.S. Ambassador to the Federal Republic of
                                                           Germany (1985-1989).  Mr. Burt is a director or
                                                           trustee of 30 investment companies for which Mitchell
                                                           Hutchins or PaineWebber serves as investment adviser.

Mary C. Farrell**; 48                       Trustee        Ms. Farrell is a managing director, senior investment
                                                           strategist and member of the Investment Policy
                                                           Committee of PaineWebber.  Ms. Farrell joined
                                                           PaineWebber in 1982.  She is a member of the
                                                           Financial Women's Association and Women's Economic
                                                           Roundtable and appears as a regular panelist on Wall
                                                           $treet Week with Louis Rukeyser. She also serves on
                                                           the Board of Overseers of New York University's Stern
                                                           School of Business.  Ms. Farrell is a director or
                                                           trustee of 30 investment companies for which Mitchell
                                                           Hutchins or PaineWebber serves as investment adviser.

Meyer Feldberg; 56                          Trustee        Mr. Feldberg is Dean and Professor of Management of
Columbia University                                        the Graduate School of Business, Columbia University.
101 Uris Hall                                              Prior to 1989, he was president of the Illinois
New York, New York 10027                                   Institute of Technology.  Dean Feldberg is also a
                                                           director of Primedia Inc., Federated Department
                                                           Stores Inc. and Revlon, Inc. Dean Feldberg is a
                                                           director or trustee of 30 investment companies for
                                                           which Mitchell Hutchins or PaineWebber serves as
                                                           investment adviser.

George W. Gowen; 68                         Trustee        Mr. Gowen is a partner in the law firm of Dunnington,
666 Third Avenue                                           Bartholow & Miller.  Prior to May 1994, he was a
New York, New York 10017                                   partner in the law firm of Fryer, Ross & Gowen.  Mr.
                                                           Gowen is also a director of Columbia Real Estate
                                                           Investments, Inc.  Mr. Gowen is a director or trustee
                                                           of 30 investment companies for which Mitchell
                                                           Hutchins or PaineWebber serves as investment adviser.


                                         Position with                      Business Experience;
       NAME AND ADDRESS*; AGE                TRUST                          OTHER DIRECTORSHIPS
------------------------------------  -------------------  ------------------------------------------------------
Frederic V. Malek; 61                       Trustee        Mr. Malek is chairman of Thayer Capital Partners
1455 Pennsylvania Avenue, N.W.                             (merchant bank).  From January 1992 to November 1992,
Suite 350                                                  he was campaign manager of Bush-Quayle `92. From 1990
Washington, D.C. 20004                                     to 1992, he was vice chairman and, from 1989 to 1990,
                                                           he was president of Northwest Airlines Inc., NWA Inc.
                                                           (holding company of Northwest Airlines Inc.) and
                                                           Wings Holdings Inc. (holding company of NWA Inc.).
                                                           Prior to 1989, he was employed by the Marriott
                                                           Corporation (hotels, restaurants, airline catering
                                                           and contract feeding), where he most recently was an
                                                           executive vice president and president of Marriott
                                                           Hotels and Resorts.  Mr. Malek is also a director of
                                                           American Management Systems, Inc. (management
                                                           consulting and computer-related services), Automatic
                                                           Data Processing, Inc., CB Commercial Group, Inc.
                                                           (real estate services), Choice Hotels International
                                                           (hotel and hotel franchising), FPL Group, Inc.
                                                           (electric services), Manor Care, Inc. (health care)
                                                           and Northwest Airlines Inc. Mr. Malek is a director
                                                           or trustee of 30 investment companies for which
                                                           Mitchell Hutchins or PaineWebber serves as investment
                                                           adviser.

Carl W. Schafer; 62                         Trustee        Mr. Schafer is president of the Atlantic Foundation
66 Witherspoon Street, #1100                               (charitable foundation supporting mainly
Princeton, NJ 08542                                        oceanographic exploration and research).  He also is
                                                           a director of Base Ten Systems, Inc. (software),
                                                           Roadway Express, Inc. (trucking), The Guardian Group
                                                           of Mutual Funds, the Harding, Loevner Funds, Evans
                                                           Systems, Inc. (a motor fuels, convenience store and
                                                           diversified company), Electronic Clearing House, Inc.
                                                           (financial transactions processing), Frontier Oil
                                                           Corporation and Nutraceutix, Inc. (biotechnology
                                                           company).  Prior to January 1993, he was chairman of
                                                           the Investment Advisory Committee of the Howard
                                                           Hughes Medical Institute.  Mr. Schafer is a director
                                                           or trustee of 30 investment companies for which
                                                           Mitchell Hutchins or PaineWebber serves as investment
                                                           adviser.

Anthony G. Balestrieri; 35              Vice President     Mr. Balestrieri is a senior vice president and a
                                                           portfolio manager in the short-term strategies group
                                                           of Mitchell Hutchins.  Prior to April 1994, he was a
                                                           fixed income portfolio manager at Bankers Trust.  Mr.
                                                           Balestrieri is a vice president of one investment
                                                           company for which Mitchell Hutchins or PaineWebber
                                                           serves as investment adviser.


Kris L. Dorr; 34                        Vice President     Ms. Dorr is a first vice president and a portfolio
                                                           manager in the short-term strategies group of
                                                           Mitchell Hutchins.  Prior to 1994, she was a vice
                                                           president and a portfolio manager in the money market
                                                           mutual funds group of Kidder Peabody Asset
                                                           Management, Inc..  Ms. Dorr is a vice president of
                                                           one investment company for which Mitchell Hutchins or
                                                           PaineWebber serves as investment adviser.

John J. Lee; 29                       Vice President and   Mr. Lee is a vice president and a manager of the
                                      Assistant Treasurer  mutual fund finance department of Mitchell Hutchins.
                                                           Prior to September 1997, he was an audit manager in
                                                           the financial services practice of Ernst & Young LLP.
                                                           Mr. Lee is a vice president and assistant treasurer
                                                           of 31 investment companies for which Mitchell
                                                           Hutchins or PaineWebber serves as investment adviser.

Michael H. Markowitz; 33                Vice President     Mr. Markowitz is a first vice president and a
                                                           portfolio manager in the short-term strategies group
                                                           of Mitchell Hutchins.  Prior to 1994, he was an
                                                           assistant treasurer and a portfolio manager in the
                                                           global investment management group at Bankers Trust.
                                                           Mr. Markowitz is a vice president of one investment
                                                           company for which Mitchell Hutchins or PaineWebber
                                                           serves as investment adviser.

Dennis McCauley; 51                     Vice President     Mr. McCauley is a managing director and chief
                                                           investment officer--fixed income of Mitchell
                                                           Hutchins.  Prior to December 1994, he was director of
                                                           fixed income investments of IBM Corporation.  Mr.
                                                           McCauley is a vice president of 21 investment
                                                           companies for which Mitchell Hutchins or PaineWebber
                                                           serves as investment adviser.

                                         Position with                      Business Experience;
       NAME AND ADDRESS*; AGE                TRUST                          OTHER DIRECTORSHIPS
------------------------------------  -------------------  ------------------------------------------------------
Ann E. Moran; 41                        Vice President     Ms. Moran is a vice president and a manager of the
                                         and Assistant     mutual fund finance department of Mitchell Hutchins.
                                           Treasurer       Ms. Moran is a vice president and assistant treasurer
                                                           of 31 investment companies for which Mitchell
                                                           Hutchins or PaineWebber serves as investment adviser.

Dianne E. O'Donnell; 46                 Vice President     Ms. O'Donnell is a senior vice president and deputy
                                         and Secretary     general counsel of Mitchell Hutchins.  Ms. O'Donnell
                                                           is a vice president and secretary of 30 investment
                                                           companies and vice president and assistant secretary
                                                           of one investment company for which Mitchell Hutchins
                                                           or PaineWebber serves as investment adviser.

Emil Polito; 37                         Vice President     Mr. Polito is a senior vice president and director of
                                                           operations and control for Mitchell Hutchins.  From
                                                           March 1991 to September 1993 he was director of the
                                                           Mutual Funds Sales Support and Service Center for
                                                           Mitchell Hutchins and PaineWebber.  Mr. Polito is
                                                           vice president of 31 investment companies for which
                                                           Mitchell Hutchins or PaineWebber services as
                                                           investment adviser.

Victoria E. Schonfeld; 47               Vice President     Ms. Schonfeld is a managing director and general
                                                           counsel of Mitchell Hutchins.  Prior to May 1994, she
                                                           was a partner in the law firm of Arnold & Porter.
                                                           Ms. Schonfeld is a vice president of 30 investment
                                                           companies and vice president and secretary of one
                                                           investment company for which Mitchell Hutchins or
                                                           PaineWebber serves as investment adviser.

Paul H. Schubert; 35                    Vice President     Mr. Schubert is a senior vice president and the
                                         and Treasurer     director of the mutual fund finance department of
                                                           Mitchell Hutchins.  From August 1992 to August 1994,
                                                           he was a vice president of Black-Rock Financial
                                                           Management, L.P.  Prior to August 1992, he was an
                                                           audit manager with Ernst & Young LLP.  Mr. Schubert
                                                           is a vice president and treasurer of 31 investment
                                                           companies for which Mitchell Hutchins or PaineWebber
                                                           serves as investment adviser.


                                         Position with                      Business Experience;
       NAME AND ADDRESS*; AGE                TRUST                          OTHER DIRECTORSHIPS
------------------------------------  -------------------  ------------------------------------------------------
Barney A. Taglialatela; 37              Vice President     Mr. Taglialatela is a vice president and a manager of
                                         and Assistant     the mutual fund finance department of Mitchell
                                           Treasurer       Hutchins. Prior to February 1995, he was a manager of
                                                           the mutual fund finance division of Kidder Peabody
                                                           Asset Management, Inc.  Mr. Taglialatela is a vice
                                                           president and assistant treasurer of 31 investment
                                                           companies for which Mitchell Hutchins or PaineWebber
                                                           serves as investment adviser.

Keith A. Weller; 36                     Vice President     Mr. Weller is a first vice president and associate
                                         and Assistant     general counsel of Mitchell Hutchins.  Prior to May
                                           Secretary       1995, he was an attorney in private practice.  Mr.
                                                           Weller is a vice president and assistant secretary of
                                                           30 investment companies for which Mitchell Hutchins
                                                           or PaineWebber serves as investment adviser.


* Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

** Mrs. Alexander, Mr. Bewkes and Ms. Farrell are "interested persons" of the
   Trust as defined in the 1940 Act by virtue of their positions with PW Group, PaineWebber and/or Mitchell Hutchins.

-------------------

  The Trust pays trustees who are not "interested persons" of the Trust $ 1,000 annually for each series and $150 for each board meeting and each meeting of a board committee (other than committee meetings held on the same day as a board meeting). The Trust has only one series and thus pays each such Trustee $1,000 annually, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committee of individual funds within the PaineWebber fund complex receives additional compensation aggregating $15,000 annually from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Trustees and officers own no outstanding shares of the Fund. Because PaineWebber and Mitchell Hutchins perform substantially all of the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

  The table below shows the estimated compensation to be paid to each trustee during the current fiscal year and the compensation of those trustees from other PaineWebber funds during the calendar year ended December 31, 1997.

                              COMPENSATION TABLE+

                                                                          Estimated          Total Compensation
                                                                          Aggregate            FROM THE TRUST
                                                                         Compensation             AND THE
Name of Persons, Position                                              FROM THE TRUST*         Fund Complex**
-------------------------                                              ---------------         --------------
Richard Q. Armstrong, Trustee.......................................        $1,750                 $94,885
Richard R. Burt, Trustee............................................        $1,750                $ 97,085
Meyer Feldberg, Trustee.............................................        $1,750                $117,853
George W. Gowen, Trustee............................................        $2,205                $101,567
Frederic V. Malek, Trustee..........................................        $1,750                 $95,845
Carl W. Schafer, Trustee............................................        $1,750                 $94,885


+ Only independent trustees are compensated by the Trust and identified above; trustees who are "interested persons," as defined in the 1940 Act, do not receive compensation.

*   Estimated for the initial fiscal year of the Trust ending April 30, 1999.

** Represents total compensation paid to each trustee during the calendar year ended December 31, 1997; no fund within the fund complex has a bonus, pension, profit sharing or retirement plan.

  PRINCIPAL HOLDERS OF SECURITIES. As of July 27, 1998, Mitchell Hutchins held all the outstanding shares of the Fund and thus may be deemed a controlling person of the Fund until additional investors purchase shares.

                    INVESTMENT ADVISORY, ADMINISTRATION AND
                           DISTRIBUTION ARRANGEMENTS

  Investment Advisory and Administration Arrangements. Mitchell Hutchins acts as the Trust's investment adviser and administrator pursuant to a contract dated _____________, 1998 ("Advisory Contract"). Under the Advisory Contract, the Trust pays Mitchell Hutchins an annual fee, computed daily and paid monthly, at an annual rate of 0.18% of the Fund's average daily net assets

  Under the terms of the Advisory Contract, Mitchell Hutchins bears all expenses incurred in the Fund's operation other than the investment advisory fee payable under the Advisory Contract, the fees payable pursuant to the shareholder service plan adopted by the Trust with respect to the Fund's Financial Intermediary shares, fees and expenses (including counsel fees) of the trustees of the Trust who are not "interested persons"of the Trust or Mitchell Hutchins, as that term is defined in the 1940 Act ("Independent Trustees"), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or Fund is a party and of indemnifying officers and trustees of the Trust).

  Although Mitchell Hutchins is not obligated to pay the fees and expenses of the Independent Trustees, the Advisory Contract requires that Mitchell Hutchins reduce its management fee by an amount equal to those fees and expenses.

  Expenses borne by Mitchell Hutchins include the following (or the Fund's share of the following): (1) organizational expenses (if these expenses are amortized over a period of more than one year, Mitchell Hutchins will bear in any one year only that portion of the organizational expenses that would have been borne by the Fund in that year), (2) filing fees and expenses relating to the registration and qualification of the shares of the Fund under federal and state securities laws and maintaining such registrations and qualifications, (3) fees and salaries payable to the trustees (other than the Independent Trustees) and officers, (4) all expenses incurred in connection with the services of the trustees (other than the Independent Trustees), including travel expenses, (5) costs of any liability, uncollectable items of deposit and other insurance or fidelity bonds,
(6) ordinary legal, accounting and auditing expenses, excluding legal fees of special counsel for the Independent Trustees and, as noted above, excluding extraordinary expenses, such as litigation or indemnification expenses, (7) charges of custodians, transfer agents and other agents, (8) costs of preparing share certificates (if any); (9) expenses of setting in type and printing prospectuses and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders, (10) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders, (11) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (12) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof, (13) the cost of investment company literature and other publications provided to the trustees and officers, (14) costs of mailing, stationery and communications equipment, (15) expenses incident to any dividend, withdrawal or redemption options, and (16) charges and expenses of any outside pricing service used to value portfolio securities.

  Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

  The Advisory Contract is terminable with respect to the Fund at any time without penalty by vote of the board or by vote of the holders of a majority of the outstanding voting securities of that Fund on 60 days' written notice to Mitchell Hutchins, as the case may be. The Advisory Contract is also terminable without penalty by Mitchell Hutchins on 60 days' written notice to the other party. The Advisory Contract terminates automatically upon its assignment.

  The following table shows the approximate net assets as of June 30, 1998, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                            INVESTMENT CATEGORY                                 NET ASSETS
                            -------------------                                 ----------
                                                                                 ( $ MIL)
Domestic (excluding Money Market)....................................            $ 7,856.5
Global...............................................................              3,875.8
Equity/Balanced......................................................              6,513.6
Fixed Income (excluding Money Market)................................              5,218.7
  Taxable Fixed Income...............................................              3,641.0
  Tax-Free Fixed Income..............................................              1,577.7
Money Market Funds...................................................             28,628.1


  Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of the PaineWebber mutual funds and other Mitchell Hutchins' advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber mutual funds and other Mitchell Hutchins advisory clients.

  DISTRIBUTION ARRANGEMENTS. PaineWebber acts as distributor of shares of the Trust under a distribution contract with the Trust, which requires PaineWebber to use its best efforts, consistent with its other business, to sell shares of the Trust. Shares of the Trust are offered on a continuous basis, except that the Trust and PaineWebber reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

                             PORTFOLIO TRANSACTIONS

  The Advisory Contract authorizes Mitchell Hutchins (with the approval of the board) to select brokers and dealers to execute purchases and sales of the Fund's portfolio securities. The Advisory Contract directs Mitchell Hutchins to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Fund. To the extent that the execution and price offered by more than one dealer are comparable, Mitchell Hutchins may, in its discretion, effect transactions in portfolio securities with dealers who provide the Fund with research, analysis, advice and similar services. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid had no services been provided by the executing dealer. Moreover, Mitchell Hutchins will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services that could be purchased for hard dollars. Research services furnished by the dealers with which the Fund effects securities transactions may be used by Mitchell Hutchins in advising other funds or accounts it advises and, conversely, research services furnished to Mitchell Hutchins in connection with other funds or accounts that Mitchell Hutchins advises may be used in advising the Fund. Information and research received from dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contract.

  Mitchell Hutchins may engage in agency transactions in over-the-counter equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include a requirement that Mitchell Hutchins obtain multiple quotes from dealers before executing the transactions on an agency basis.

  The Fund purchases portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

  Investment decisions for the Fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

                  ADDITIONAL INFORMATION REGARDING REDEMPTIONS

  The Fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the Securities and Exchange Commission ("SEC"), (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the market value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's portfolio at the time, although the Fund seeks to maintain a constant net asset value of $1.00 per share.

  If conditions exist that make cash payments undesirable, the Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash.

                              VALUATION OF SHARES

  The Fund's net asset value per share is determined by The Bank of New York ("BONY") as of 12:00 noon, Eastern time, 2:30 p.m., Eastern time, and again at 5:00 p.m., Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which the New York offices of BONY, the Fund's transfer agent, First Data Investor Services Group, Inc. ("Transfer Agent") PaineWebber and PaineWebber's bank (also The Bank of New York) are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

  The Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the 1940 Act. To use amortized cost to value its portfolio securities, the Fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in the Prospectus. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the Fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

  The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for any Fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality under the Rule and that Mitchell Hutchins, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used.

                                     TAXES

  To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any) and must meet several additional requirements. Among these requirements are the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets; and
(3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities and securities of other RICs) of any one issuer. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed as an ordinary corporation on its taxable income for that year (even if that income was distributed to its shareholders) and all distributions out of its earnings and profits would be taxable to its shareholders as dividends (that is, ordinary income).

                              CALCULATION OF YIELD

  The Fund computes its yield and effective yield quotations using standardized methods required by the SEC. The Fund from time to time advertises (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent, and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7), and subtracting 1 from the result, according to the following formula:

             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)/365/7/] - 1

  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the Fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

  OTHER INFORMATION. The Fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in the Fund will fluctuate. In Performance Advertisements, the Fund may compare its taxable yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Brothers Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

  The Fund may also compare its performance with the performances of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes(R) Money Markets. In comparing the Fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

  The Fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends on the Fund investment are reinvested by being paid in additional Fund shares, any future income of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends had been paid in cash. The Fund may also make available to shareholders a daily accrual factor or "mil rate" representing dividends accrued to shareholder accounts on a given day or days. Certain shareholders may find that this information facilitates accounting or recordkeeping.

                               OTHER INFORMATION

  The Trust is a Delaware business trust and has authority to issue an unlimited number of shares of beneficial interest. The Trust may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and divide the shares of any series into classes.

  Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the Fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or Fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the Fund). The Trust Instrument provides for indemnification from the Fund's property for all losses and expenses of any Fund shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The trustees intend to conduct the operations of the Fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

  COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the Fund. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

  AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the Fund.

FINANCIAL INTERMEDIARIES

  The Trust has adopted a Shareholder Services Plan and Agreement ("Plan") with respect to the Financial Intermediary shares of the Fund to assure that the beneficial owners of the Financial Intermediary shares receive certain support services. PaineWebber will implement the Plan by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares requiring it to provide support services to its customers who are the beneficial owners of the Financial Intermediary shares. Under the Plan, the Fund pays PaineWebber an annual fee at the annual rate of 0.25% of the average daily net asset value of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under each service agreement, PaineWebber pays an identical fee to the financial intermediary for providing the support services to its customers specified in the service agreement. These services may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with PaineWebber; (ii) providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; (iii) processing dividend payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in Financial Intermediary shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting; (viii) forwarding shareholder communications from the Trust (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and (ix) other similar services if requested by the Trust.

  The Plan requires that PaineWebber provide to the board at least annually a written report of the amounts expended by PaineWebber under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with PaineWebber in providing information to the board with respect to amounts expended and services provided under the service agreement. The Plan may be terminated at any time, without penalty, by vote of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan ("Disinterested Trustees"). Any amendment to the Plan must be approved by the board and any material amendment must be approved by the Disinterested Trustees.

                              FINANCIAL STATEMENTS


                     MITCHELL HUTCHINS INSTITUTIONAL SERIES

                    MITCHELL HUTCHINS LIR SELECT MONEY FUND



                      Statement of Assets and Liabilities

                                 July 22, 1998


Assets:
------
   Cash.......................................................     $100,000

     Total assets.............................................      100,000

Liabilities

     Total liabilities........................................            0
Net Assets (beneficial interest, $0.001 par
   value, issued and outstanding).............................     $100,000

INSTITUTIONAL SHARES
Net Assets....................................................     $100,000
Shares outstanding............................................      100,000
Net asset value, offering price and redemption value per share        $1.00


ORGANIZATION
------------

     Mitchell Hutchins LIR Select Money Fund ("Fund") is a diversified series of Mitchell Hutchins Institutional Series ("Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998.
The Fund has had no operations other than the sale to Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), its investment adviser, a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber"), of 100,000 shares of beneficial interest of the Institutional class for the amount of $100,000 on July 22, 1998. The Fund currently offers two classes of shares Institutional shares and Financial Intermediary shares. Each class is sold without any initial sales charges, and without any contingent deferred sales charge. Each class represents assets of the Fund, and the classes are identical except for differences in ongoing service fees. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $0.001 per share.

MANAGEMENT AGREEMENT

Mitchell Hutchins acts as the investment adviser and administrator to the Fund pursuant to a contract ("Advisory Contract") with the Trust dated ________, 1998. Under the Advisory Contract, the Fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 0.18% of average daily net assets. Under the Advisory Contract, Mitchell Hutchins has agreed to pay all Fund expenses other than investment and advisory fees, the fees payable pursuant to the shareholder service plan adopted by the Trust with respect to the Fund's Financial Intermediary shares, interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or Fund is a party and of indemnifying officers and trustees of the Trust). Mitchell Hutchins has also agreed to pay all costs in connection with the organization and initial registration of the Fund under the Advisory Contract. Although Mitchell Hutchins is not obligated to pay the fees and expenses (including counsel fees) of the trustees of the Trust who are not "interested persons" of the Fund or Mitchell Hutchins, as that term is defined in the 1940 Act, the Advisory Contract requires that Mitchell Hutchins reduce its management fee by an amount equal to those fees and expenses.

SHAREHOLDER SERVICE PLAN AND AGREEMENT

     Under a Shareholder Service Plan and Agreement with respect to its Financial Intermediary shares, the Fund pays PaineWebber monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under Service Agreements with those financial intermediaries, PaineWebber pays an identical fee to the financial intermediaries for certain support services that they provide for the beneficial owners of the Financial Intermediary shares.

                         REPORT OF INDEPENDENT AUDITORS



Shareholder and Board of Trustees
Mitchell Hutchins LIR Select Money Fund

We have audited the accompanying statement of assets and liabilities of the Mitchell Hutchins LIR Select Money Fund as of July 22, 1998. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally acceptable auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether this statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principals used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Mitchell Hutchins LIR Select Money Fund at July 22, 1998, in conformity with generally accepted accounting principals.

                                      /s/ Ernst & Young LLP

                                      ERNST & YOUNG LLP

New York, New York
July 24, 1998


                                                               Mitchell Hutchins

                                                               LIR SELECT

                                                               MONEY

TABLE OF CONTENTS                                              FUND
Investment Policies and Restrictions....................    1

Trustee and Officers; Principal Holders of Securities...    6

Investment Advisory, Administration and
Advisory Arrangements...................................   12

Portfolio Transactions..................................   14

Additional Information Regarding Redemptions............   14

Valuation of Shares.....................................   15

Taxes...................................................   15

Calculation of Yield....................................   16

Other Information.......................................   17

Financial Statements....................................   19


Investors should rely only on the information contained or referred to in the Prospectus and this Statement of Additional Information. The Fund and its distributor have not authorized anyone to provide investors with information that is different. The Prospectus and this Statement of Additional Information are not an offer to sell shares of the Fund in any jurisdiction where the Fund or its distributor may not lawfully sell those shares.

          PAINEWEBBER

          (C) 1998 PaineWebber Incorporated

                           PART C.  OTHER INFORMATION
                           --------------------------


Item 23. Exhibits
         --------
(1)      Trust Instrument (filed herewith)

(2)      By-Laws (filed herewith

(3)      Instruments defining the rights of holders of Registrant's shares of beneficial interest 1/
                             -
(4)      Form of Investment Advisory and Administration Contract (filed herewith)

(5)      Form of Distribution Contract (filed herewith)

(6)      Bonus, profit sharing or pension plans - none

(7)      Form of Custodian Agreement (filed herewith)

(8)      (a) Form of Transfer Agency Agreement (filed herewith)

         (b) Form of Shareholder Service Plan (filed herewith)

         (c) Form of Shareholder Service Agreement (filed herewith)

(9)      Opinion of Counsel (filed herewith)

(10)     Other opinions, appraisals, rulings and consents:

         Auditors consent (filed herewith)

(11)     Omitted Financial Statements - none

(12)     Letter of investment intent (filed herewith)

(13)     Plan Pursuant to Rule 12b-1 - none

(14)     and

(27)     Financial Data Schedule (not applicable)

(15)     Plan Pursuant to Rule 18f-3 (filed herewith)

----------------------

1/       Incorporated by reference from Articles IV, VI and X of Registrant's
-        Trust Instrument and from Articles VI and IX of Registrant's By-
         Laws.


Item 24. Persons Controlled by or under Common Control with Registrant
         -------------------------------------------------------------

         As of July 27, 1998, PaineWebber Incorporated ("PaineWebber") was the sole shareholder and thus a controlling person of the Registrant. PaineWebber and Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") (the Registrant's investment adviser and administrator) are wholly owned direct or indirect subsidiaries of Paine Webber Group, Inc. PaineWebber, Mitchell Hutchins and Paine Webber Group, Inc. are Delaware corporations.


Item 25. Indemnification
         ---------------

         Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in

Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

  Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.

  Section 9 of the Investment Advisory and Administration Contract with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 10 of the Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

  Section 9 of the Distribution Contract provides that the Trust will indemnify PaineWebber and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by PaineWebber to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933.
Section 9 of the Distribution Contract also provides that PaineWebber agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by PaineWebber for use in the Registration Statement or arising out of an agreement between PaineWebber and any retail dealer, or arising out of supplementary literature or advertising used by PaineWebber in connection with the Contract.
Section 10 of the Distribution Contract contains provisions similar to Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

  Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell

Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.



Item 27. Principal Underwriters
         ----------------------

         a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:


         ALL AMERICAN TERM TRUST INC.
         GLOBAL HIGH INCOME DOLLAR FUND INC.
         GLOBAL SMALL CAP FUND INC.
         INSURED MUNICIPAL INCOME FUND INC.
         INVESTMENT GRADE MUNICPAL INCOME FUND INC.
         MANAGED HIGH YIELD FUND INC.

         MANAGED HIGH YIELD PLUS FUND INC.
         MITCHELL HUTCHINS PORTFOLIOS
         MITCHELL HUTCHINS SERIES TRUST
         PAINEWEBBER AMERICA FUND
         PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
         PAINEWEBBER INDEX TRUST
         PAINEWEBBER INVESTMENT SERIES
         PAINEWEBBER INVESTMENT TRUST
         PAINEWEBBER INVESTMENT TRUST II
         PAINEWEBBER MANAGED ASSETS TRUST
         PAINEWEBBER MANAGED INVESTMENTS TRUST
         PAINEWEBBER MASTER SERIES, INC.
         PAINEWEBBER MUNICIPAL SERIES
         PAINEWEBBER MUTUAL FUND TRUST
         PAINEWEBBER OLYMPUS FUND
         PAINEWEBBER SECURITIES TRUST
         STRATEGIC GLOBAL INCOME FUND, INC.
         2002 TARGET TERM TRUST INC.

         b) PaineWebber is the Registrant's principal underwriter. The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163) and such information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of PaineWebber who also serve as trustees or officers of the Trust. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, NY 10019.




                                  Positions and Offices
Name                              With Registrant                 Positions and Offices With Underwriter
----                              ---------------                 --------------------------------------
Margo N. Alexander                President and Trustee           Executive Vice President and Director of
                                                                  PaineWebber

Mary C. Farrell                   Trustee                         Managing Director, Senior Investment
                                                                  Strategist and Member of the Investment
                                                                  Policy Committee of PaineWebber


         c)  None

Item 28. Location of Accounts and Records
         --------------------------------

         The books and other documents required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.


Item 29. Management Services
         -------------------


         Not applicable.


Item 30. Undertakings
         ------------

         None.

                                   SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of July, 1998.


                     MITCHELL HUTCHINS INSTITUTIONAL SERIES


                     By: /s/ Dianne E. O'Donnell
                         -----------------------
                         Dianne E. O'Donnell
                         Vice President and Secretary


  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


Signature                                           Title                                   Date
---------                                           -----                                   ----
/s/ Margo N. Alexander                              President and Trustee                   July 28, 1998
--------------------------------------------
Margo N. Alexander *                                (Chief Executive Officer)

/s/ E. Garrett Bewkes, Jr.                          Trustee and Chairman                    July 28, 1998
--------------------------------------------
E. Garrett Bewkes, Jr. *                            of the Board of Trustees

/s/ Richard Q. Armstrong                            Trustee                                 July 28, 1998
--------------------------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt                                 Trustee                                 July 28, 1998
--------------------------------------------
Richard R. Burt *

/s/ Mary C. Farrell                                 Trustee                                 July 28, 1998
--------------------------------------------
Mary C. Farrell *

/s/ Meyer Feldberg                                  Trustee                                 July 28, 1998
--------------------------------------------
Meyer Feldberg *

/s/ George W. Gowen                                 Trustee                                 July 28, 1998
--------------------------------------------
George W. Gowen *

/s/ Frederic V. Malek                               Trustee                                 July 28, 1998
--------------------------------------------
Frederic V. Malek *

/s/ Carl W. Schafer                                 Trustee                                 July 28, 1998
--------------------------------------------
Carl W. Schafer *

/s/ Paul H. Schubert                                Vice President and Treasurer (Chief     July 28, 1998
--------------------------------------------
Paul H. Schubert                                    Financial and Accounting Officer)


* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 13, 1998 and incorporated by reference from the Initial Registration Statement of Mitchell Hutchins Institutional Series, SEC File 333-52965, filed May 19, 1998.

                     MITCHELL HUTCHINS INSTITUTIONAL SERIES

                                 EXHIBIT INDEX
                                 -------------


Exhibit
Number
------
(1)      Trust Instrument (filed herewith)

(2)      By-Laws (filed herewith)

(3)      Instruments defining the rights of holders of Registrant's shares of beneficial interest 1/
                             -
(4)      Form of Investment Advisory and Administration Contract (filed herewith)

(5)      Form of Distribution Contract (filed herewith)

(6)      Bonus, profit sharing or pension plans - none

(7)      Form of Custodian Agreement (filed herewith)

(8)      (a) Form of Transfer Agency Agreement (filed herewith)

         (b) Form of Shareholder Service Plan (filed herewith)

         (c) Form of Shareholder Service Agreement (filed herewith)

(9)      Opinion of Counsel (filed herewith)

(10)     Other opinions, appraisals, rulings and consents:

         Auditors consent (filed herewith)

(11)     Omitted Financial Statements - none

(12)     Letter of investment intent (filed herewith)

(13)     Plan Pursuant to Rule 12b-1 - none

(14)     and

(27)     Financial Data Schedule (not applicable)

(15)     Plan Pursuant to Rule 18f-3 (filed herewith)


-----------------

1/   Incorporated by reference from Articles IV, VI and X of Registrant's Trust
-    Instrument and from Articles VI and IX of Registrant's By-Laws.